PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4     PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

		December 31,	June 30,
		2023	2024
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	16,952	14,672
Advance to suppliers		14,325	33,967
Inventories		9,363	10,473
Prepaid rental expenses		6,750	6,267
Prepaid professional fee		2,436	4,843
Prepaid advertising expenses		2,043	4,962
Prepaid value-added tax		1,594	3,042
Others		4,300	5,908
Total prepaid expenses and other current assets		57,763	84,134
Less: allowance for credit losses		(378)	(488)
Prepaid expenses and other current assets, net		57,385	83,646
(a)	It mainly included prepaid rental deposits.